Deferred Income Tax - Amounts of Deductible Temporary Differences and Tax Losses Carried Forward by Expiration Date (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Deductible temporary differences	¥ 414,953	¥ 445,649
Total deductible temporary differences and tax losses carried forward	1,232,692	1,523,348
Tax losses carried forward which will expire in 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	153,865	224,298
Tax losses carried forward which will expire in 2 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	250,892	209,109
Tax losses carried forward which will expire in 3 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	63,571	252,812
Tax losses carried forward which will expire in 4 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	56,043	70,222
Tax losses carried forward which will expire in 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	47,562	140,879
Tax losses carried forward which will expire in 6 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	26,276	59,791
Tax losses carried forward which will expire in 7 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	13,231	44,575
Tax losses carried forward which will expire in 8 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	60,093	16,279
Tax losses carried forward which will expire in 9 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward		59,367
Tax losses carried forward which will expire in 10 years and thereafter [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	¥ 146,206	¥ 367